Board of Directors, Senior Management and Key management personnel (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 Employees	Dec. 31, 2018 Employees
Related party disclosures [Line Items]
Key management personnel compensation	$ 22,598	$ 27,907	$ 27,367
Number of employees	124	123		5,741	5,290
Chairman [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 800	$ 400
Chairman [Member] | Variable compensation [Member] | National currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage		0.12%
Chairman [Member] | Variable compensation [Member] | Local currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.06%
Vice-president [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation		$ 350
Directors [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 700	350
Directors [Member] | Variable compensation [Member] | National currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.12%
Directors [Member] | Variable compensation [Member] | Local currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.06%
Directors committee [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 4,527	3,791	$ 3,231
Directors committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 200	$ 113
Directors committee [Member] | Variable compensation [Member] | Local currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.02%	0.02%
Health, Safety and Environmental Matters Committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 100	$ 50
Corporate Governance Committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 100	$ 50